Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Basis of preparation
2.1 Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements have been prepared on a historical cost basis. Unless otherwise stated, the consolidated financial statements are presented in Euro and all values are rounded to the nearest EUR (€), except per share amounts.

Going concern
2.2 Going concern
Pharvaris is a clinical-stage biopharmaceutical company focused on the development and commercialization of innovative therapies for rare diseases with significant unmet need, initially focused on angioedema. These therapies will need to go through clinical development trials to achieve regulatory approval for commercialization. Therefore, Pharvaris is incurring annual research and development and other operating costs, and has no revenues to date (as is typical in the biotech industry for development stage and early commercial stage companies). As such, Pharvaris anticipates on-going
negative operating cash flows for several years before the company has a product candidate ready for commercialization, if proven successful. This makes the Group dependent on external capital sources, debt capital and equity capital. The Group is currently fully financed by equity capital.
As of December 31, 2020 and 2019, the Group had cash of €98.6 million and €20.3 million respectively. The Group incurred net losses of €26.0 million in 2020, €8.0 million in 2019 and €4.3 million in 2018 and negative operating cash flows of €21.5 million, €6.7 million and € 3.9 million in 2020, 2019 and 2018 respectively.
The Group does not expect positive operating cash flows in the foreseeable future and remains dependent on additional financing to fund its research and development expenses, general and administrative expenses and financing costs. However, the Group believes that the available cash balances are sufficient to execute the Group’s operating plan and strategies and to meet the anticipated working capital requirements and settle all expected liabilities for a period of at least twelve months after the signing date of these financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis.
Impact of
COVID-19
The outbreak of a novel strain of the coronavirus, specifically identified as
“COVID-19”,
has spread globally.
COVID-19
is a virus causing potentially deadly respiratory tract infections and has impacted the global economy. In March 2020, the World Health Organization declared
COVID-19
a pandemic.
The Group has taken appropriate measures to protect the safety of the employees and continuously monitors and evaluates the situation regarding
COVID-19.
The
COVID-19
outbreak has delayed, and may continue to delay, enrollment in our clinical trials. The Group experienced an approximate two-month
delay in starting the enrollment of our now completed Phase 1 multiple ascending dose study of PHA121 in healthy volunteers as a result of
COVID-19.
The spread of an infectious disease, including
COVID-19,
may also result in the inability of our suppliers to deliver components or raw materials, and the inability of our CDMOs to provide supplies of our product candidates for our planned clinical trials, on a timely basis or at all. Further, it may impact the ability of our CROs, including non-clinical
CROs, to provide services to support our clinical program. The extent to which the
COVID-19
pandemic impacts our business will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the
COVID-19
pandemic and the actions to contain
COVID-19
or treat its impact, among others. If we are unable to meet our milestones it might jeopardize our funding opportunities.
In addition, the
COVID-19
pandemic has already caused, and is likely to result in further, significant disruptions and uncertainties in global financial markets, which may reduce our ability to access capital on favorable terms or at all.
A recession, depression or other sustained adverse market event resulting from the spread of
COVID-19
could also materially and adversely affect our business and the value of our ordinary shares.
The Group continuously monitors the situation regarding
COVID-19,
and the possible impact on the CROs, contract manufacturing organizations and clinical sites performing research and development activities for the Group. All efforts are made to develop alternatives to limit the impact of
COVID-19
going forward.
The ultimate impact of the
COVID-19
pandemic is uncertain and subject to change. However, management does not expect that
COVID-19
will have a material adverse effect on the financial condition or liquidity of the Company.

Basis of consolidation
2.3 Basis of consolidation
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases. Intra-group balances and transactions are eliminated in the consolidation.

Segment reporting
2.4 Segment reporting
Operating segments are identified based on whether the allocation of resources and/ or the assessment of performance of a particular component of Group’s activities are regularly reviewed as a separate operating segment by Group’s Chief Operating Decision Maker (“CODM”). By these criteria, the activities of Pharvaris are considered to be one segment which comprises the discovery, development and commercialization of oral bradykinin B2 receptor antagonists and the segmental analysis is the same as the analysis for Pharvaris as a whole. The Board of directors is identified as the CODM and reviews the consolidated operating results regularly to make decisions about the resources and to assess overall performance.

Foreign currencies
2.5 Foreign currencies
Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates. The Group’s consolidated financial statements are presented in Euro, which is also the Company’s functional currency.
Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Upon consolidation, the assets and liabilities of foreign operations are translated into Euro at the rate of exchange prevailing at the reporting date and their statements of operations are translated at the average exchange rate of the fiscal period. The exchange differences arising on translation for consolidation are recognized directly in other comprehensive income.

Notes to the cash flow statement	2.6 Notes to the cash flow statement The cash flow statement has been prepared using the indirect method. The cash and cash equivalents disclosed in the cash flow statement comprises of cash at bank.

Property, Plant and Equipment
2.7 Property, Plant and Equipment
Property, plant and equipment comprises office equipment. Property, plant and equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably.
Depreciation on property, plant and equipment is calculated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

•	Office equipment 3-5 years
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is larger than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with the carrying amount and are recognized in the consolidated statements of profit or loss and other comprehensive income.

Financial instruments Recognition and measurement
2.8 Financial instruments Recognition and measurement
Financial assets
Initial recognition and measurement
Financial assets are initially measured at fair value. After the initial measurement, the financial assets are subsequently classified as either measured at amortized cost, fair value through the consolidated statements of profit or loss and comprehensive income.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value. Financial assets are included in Group’s consolidated statements of financial position when Pharvaris becomes a party to the contractual provisions of the instrument.
Subsequent measurement
Financial assets are subsequently measured at amortized cost. Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the consolidated statements of profit or loss and other comprehensive income when the asset is derecognized, modified or impaired.
For the year ended December 31, 2020, the Group had the following financial assets to be measured at amortized cost:

•	Cash and cash equivalents

•	Receivables
Derecognition
Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and where the Group has transferred substantially all risks and rewards of ownership.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through other comprehensive income, or fair value through the consolidated statements of profit or loss and other comprehensive income, as payables.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade payables and accrued liabilities.
Subsequent measurement
After initial recognition, trade payables and accrued liabilities are subsequently measured at amortized cost. Gains and losses are recognized in the consolidated statements of profit or loss and other comprehensive income.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or is expired.

Receivables
2.9 Receivables
Receivables are recognized initially at fair value and subsequently measured at amortized cost. If payment of the receivable is postponed under an extended payment deadline, fair value is measured on the basis of the discounted value of the expected payments. When a receivable is uncollectible, it is written off against the allowance account for receivables.

Cash and cash equivalents	2.10 Cash and cash equivalents Cash and cash equivalents comprise bank balances.

Equity
2.11 Equity
The Group classifies an instrument, or its component parts, on initial recognition as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.
An instrument is classified as a financial liability when it is either (i) a contractual obligation to deliver cash or another financial asset to another entity or to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the Group; or (ii) a contract that will or may be settled in the Group’s own equity instruments and is a non-derivative
for which the Group is or may be obliged to deliver a variable number of the Group’s own equity instruments or a derivative that will or may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Group’s own equity instruments. An equity instrument is defined as any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. An instrument is an equity instrument only if the issuer has an unconditional right to avoid settlement in cash or another financial asset.
Ordinary shares
Ordinary shares are classified as equity.
Preferred shares
Preferred shares are equity classified as result of:

•
The lack of contractual obligation to deliver cash or another financial asset to another entity, or to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the Group.

•	No contractual obligation to transfer an amount (dividend) independent of the entity’s available economic resources.
Pursuant to the shareholders’ agreement, all of the outstanding preferred shares will automatically convert into ordinary shares upon the consummation of a qualified IPO or on request of the majority of the issued and outstanding preferred shares. The conversion rate for the preferred shares is calculated by reference to the original issue price of relevant preferred shares, adjusted for certain anti-dilution protections.
The holders of the outstanding preferred shares are entitled to convert the preferred shares, at any time, without payment of additional consideration into ordinary shares at a conversion rate of 1:1 which conversion rate shall be adjusted so as to reflect this ratio after any amendment of the nominal value by means of any stock splits, reclassification of shares and similar events.
The Group issued three classes of preferred shares, convertible preferred shares A, the convertible preferred shares B and the convertible preferred shares C. The dividend preference is noncumulative and is only applicable when the general meeting of shareholder’s decides to make a profit distribution (Note 12).
Convertible Preferred shares A, convertible preferred shares B and convertible preferred shares C
Preferred shares A, preferred shares B and preferred shares C have a dividend preference over ordinary shares. In addition, preferred shares A, preferred shares B and preferred shares C have an anti-dilution protection that is not applicable for ordinary shares. The anti-dilution protection is under the full control of the Group and does not affect the equity classification of the preferred shares A, preferred shares B and preferred shares C.
Preferred shares A, preferred shares B and preferred shares C qualify as equity. Dividends paid on the preference shares are treated as profit appropriation.

Trade and other payables
2.12 Trade and other payables
Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer).
If not, they are presented as
non-current
liabilities.
Trade and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Current and deferred income tax
2.13 Current and deferred income tax
The tax expense for the period comprises current and deferred tax. Tax effects are recognized in the consolidated statements of income or loss and comprehensive income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Share-based payment
2.14 Share-based payment
The Company operates an equity-settled share-based compensation plan, under which it receives services as consideration for equity instruments (options or restricted stock units) of the Company. The fair value of these equity instruments granted in exchange for the services received from the participants is recognized as an expense against a credit in equity. The total amount to be expensed is determined by reference to the grant date fair value of the equity instruments granted, including the impact of any market performance vesting conditions and non-vesting
conditions.
Service and
non-market
performance vesting conditions are included in the assumptions about the number of equity instruments that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. If the length of the vesting period varies depending on when a non-market
performance condition is satisfied, the total expense is recognized over the expected vesting period. The Group recognizes the impact of the revision to previous estimates, if any, in the consolidated statements of profit or loss and other comprehensive income, with a corresponding adjustment to equity.
When options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

Expenses
2.15 Expenses
Research and development expenses
Research activities undertaken with the prospect of gaining new scientific knowledge and understanding are expensed as incurred. Development expenses are capitalized only if the cost involved can be measured reliably, the product or process under development is technically feasible, future economic benefits are probable and the Group has the intention and resources to complete development and use or sell it. Due to the regulatory environment and other types of uncertainty, management has determined that the criteria for capitalizing development costs to intangible assets, as set out in IAS 38, have not been met and therefore the Group has not capitalized any development expenses in 2020 or 2019. See Note 3 for information relating to research and development expenses incurred in the reporting period.
At each balance sheet date, the Group estimates the level of services performed by the vendors and the associated cost incurred for the services performed.
General and administrative expenses
Expenses are recognized in Group’s consolidated statements of profit or loss and other comprehensive income as expenses when incurred.
Personnel expenses
Wages and salaries, social security contributions, paid leave and bonuses, and other employee benefits are recognized in the financial year in which the employee provide the associated services.
The group’s pension plans are classified as defined contribution plans, and, accordingly, no pension obligations are recognized in the balance sheet. Costs relating to defined contribution plans are included in the income statement in the period in which they are incurred, and outstanding contributions are included in other payables.

New and amended standards and interpretations
2.16 New and amended standards and interpretations
Definition of a Business - Amendments to IFRS 3
The IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. New illustrative examples were provided along with the amendments.
The amendments must be applied to transactions that are either business combinations or asset acquisitions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. Consequently, entities do not have to revisit such transactions that occurred in prior periods. The Group has assessed amendments IFRS 3’s full impact and concludes that the amendments to the definition of a business in IFRS to have no impact on Group’s consolidated financial statements.
Definition of Material - Amendments to IAS 1 and IAS 8
In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ‘Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.’
The amendments clarify that materiality will depend on the nature or magnitude of information, or both. An entity will need to assess whether the information, either individually or in combination with other information, is material in the context of the financial statements.
Although the amendments to the definition of material is not expected to have a significant impact on an entity’s financial statements, the introduction of the term ‘obscuring information’ in the definition could potentially impact how materiality judgements are made in practice, by elevating the importance of how information is communicated and organized in the financial statements.
The amendments are effective for annual periods beginning on or after January 1, 2020, and are applied prospectively. The Group has assessed the amendments to IAS 1 and IAS 8’s full impact and concludes that the amendments have no material effect on Group’s consolidated financial statements.
IFRS 16 Leases:
Covid-19-Related
Rent Concessions
In May 2020, the International Accounting Standards Board (Board)
issued Covid-19-Related
Rent Concessions, which amended IFRS 16 Leases. The amendment permits lessees, as a practical expedient, not to assess whether particular rent concessions occurring as a direct consequence of the covid-19
pandemic are lease modifications and instead to account for those rent concessions as if they are not lease modifications.
The amendment is effective on June 30, 2020 and has been adopted by the Group. The Group has assessed the amendment of IFRS 16 Leases’ full impact and concludes that the amendment has no effect on the Group’s consolidated financial statements.

Standards issued but not yet effective
2.17 Standards issued but not yet effective
The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.
Amendments to IAS 1: Classification of Liabilities as Current or
Non-current
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current.
The amendments clarify:

•	What is meant by a right to defer settlement

•	That a right to defer must exist at the end of the reporting period

•	That classification is unaffected by the likelihood that an entity will exercise its deferral right

•	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
The amendments are effective for annual reporting periods beginning on or after 1 January 2023 and must be applied retrospectively. The amendments are not expected to have a material impact on the Group.
Reference to the Conceptual Framework – Amendments to IFRS 3
In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations—Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements.
The IASB also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 Levies, if incurred separately. At the same time, the IASB decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements.
The amendments are effective for annual reporting periods beginning on or after 1 January 2022 and apply prospectively.
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16
In May 2020, the IASB issued Property, Plant and Equipment — Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.
The amendment is effective for annual reporting periods beginning on or after 1 January 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment. The amendments are not expected to have a material impact on the Group.
Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37
In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.
The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.
The amendments are effective for annual reporting periods beginning on or after 1 January 2022. The Group will apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments.
IFRS 9 Financial Instruments – Fees in the ‘10 per cent’ test for derecognition of financial liabilities
As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
The amendment is effective for annual reporting periods beginning on or after 1 January 2022 with earlier adoption permitted. The Group will apply the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendments are not expected to have a material impact on the Group.

Significant accounting judgements, estimates and assumptions
2.18 Significant accounting judgements, estimates and assumptions
The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of expenses, income, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
In the process of applying the Group’s accounting policies, management has made various judgements. Those which management has assessed to have the most significant effect on the amounts recognized in the financial statements have been discussed below.
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are also described in the individual notes. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.
Share-based payments
The Group has adopted an equity-settled share-based compensation plan, pursuant to which certain participants are granted the right to acquire ordinary shares of the Company. The grants made under this plan are accounted for in accordance with the policy as stated in Note 2.14. The total amount to be expensed is determined by reference to the fair value of the options or restricted stock units granted. The fair value is measured at the date of grant using an Option Pricing model as further explained in Note 17.
Due to the lack of quoted market prices, the Group has determined the fair value for the measurement of the equity-settled transactions at the grant date with assistance of an external appraiser, considering certain assumptions relating to the volatility of stock price, the determination of an appropriate risk-free interest rate and expected dividends.
Research and development expenses
Research and development expenses are currently not capitalized but are expensed because the criteria for capitalization are not met (Note 2.15 and Note 3). At each balance sheet date, the Group estimates the level of services performed by the vendors and the associated costs incurred for the services performed. Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.